Research and development Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Schedule of research and development expenses

	2019	2020	2021
Staff costs, maintenance costs, and utilities	$300,124	$229,996	$256,715
Depreciation of PPE and amortization of intangible assets	209,339	220,475	147,157
Other (1)	73,511	25,298	74,289
	$582,974	$475,769	$478,161
(1)Other primarily includes material costs and net (income) expenses related to research funding agreements and wafer, labor, software license costs allocated (to) and from cost of revenue.